February 26, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Catherine C. Gordan

Re: Incapital Unit Trust, Series 47 (the “Fund”)

Ladies and Gentlemen:

Enclosed please find a copy of the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”), of units representing the ownership of interests in the subject Fund. This Registration Statement is filed on February 26, 2014, on behalf of Incapital LLC (the “Sponsor”). The Fund is expected to be comprised of the following unit investment trust: Prospect Income Finance Portfolio, Series 1. The Fund will invest in a portfolio of closed-end funds that have elected to be treated as business development companies and real estate investment trusts. We asked that the Securities and Exchange Commission (the “Commission”) review the Fund as a result of the staff of the Commission's request that the first series of a strategy be reviewed.

We are advised that the Sponsor proposes to deposit securities and to activate the subject Fund on or about May 20, 2014, or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, we respectfully request a review of the Fund by the staff of the Commission and ask that the Fund be granted effectiveness by the staff as early as possible on May 20, 2014.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934, as amended.

No notification of registration or Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-22581) are intended to apply not only to that series of the Fund, but to all “subsequent series” as well.

In the event that you may have any questions with regard hereto or if there is any way which we can be of assistance, please do not hesitate to telephone Morrison C. Warren at (312) 845-3484.

Very truly yours,

/s/ Chapman and Cutler LLP

Chapman and Cutler LLP